October 5, 2010

EDGAR FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Forum Funds
File Nos. 002-67052 and 811-3023
Post-Effective Amendment No. 294

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds (the “Registrant”), is Post-Effective Amendment No. 294 to the currently effective Registration Statement on Form N-1A (the “Amendment”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to register the ICICI India Dynamic Fund (the "Fund"), a new series of the Registrant. The Fund initially will offer Class A Shares, Class C Shares and Class I Shares.

The Registrant has elected that this filing be automatically effective December 20, 2010 pursuant to Rule 485(a)(2) under 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours,

/s/ Francine Rosenberger

Francine J. Rosenberger

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